Revenues - Schedule of Breakdown of Revenues by Sales Channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,946,647	€ 1,904,549	€ 1,492,840
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,390,676	1,265,026	918,207
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,004,308	945,313	772,505
Thom Browne brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	186,066	183,422	145,702
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	200,302	136,291	0
Total Wholesale branded
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	402,272	458,406	335,749
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	159,414	164,178	151,437
Thom Browne brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	128,646	194,988	184,312
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	114,212	99,240	0
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	138,153	150,986	136,769
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 15,546	€ 30,131	€ 102,115